Fees Summary	Feb. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,083,000
Previously Paid Amount	0.00
Total Fee Amount	563.86
Total Offset Amount	0.00
Net Fee	563.86
Narrative - Max Aggregate Offering Price	$ 4,083,000
Final Prospectus	true